CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)
Revenue	[1]	$ 568,778	¥ 3,684,429		¥ 1,763,579		¥ 749,911
Cost of revenues	[1]	(144,363)	(935,154)		(403,412)		(140,526)
Gross profit		424,415	2,749,275		1,360,167		609,385
Operating expenses
Research and development	[1]	(106,091)	(687,235)		(436,840)		(217,846)
Selling and marketing	[1]	(228,386)	(1,479,441)		(580,610)		(201,504)
General and administrative	[1]	(65,338)	(423,248)		(251,743)		(97,817)
Other income (expenses)
Interest income, net		2,245	14,545		28,216		7,077
Losses from equity method investments		(1,441)	(9,334)	$ (5,447)	(5,447)	$ (1,849)	(1,849)
Impairment of investments		(5,361)	(34,728)		(9,136)
Settlement and changes in fair value of contingent considerations		(1,082)	(7,010)		13,749		1,067
Foreign exchange gain (loss), net		(39)	(250)		16		920
Other income, net		7,282	47,173		3,959		2,243
Income before taxes		35,717	231,375		90,904		110,688
Income tax expenses		(9,277)	(60,097)		(23,993)		(48,670)
Net income attributable to Cheetah Mobile Inc.		27,261	176,596		67,941		62,018
Other comprehensive (loss) income, net of tax of nil
Unrealized gains on available-for-sale securities, net		1,502	9,729		18,119		20,929
Foreign currency translation adjustments		18,213	117,977		(6,960)		(6,087)
Total comprehensive income attributable to Cheetah Mobile Inc.		45,851	297,018		58,075		76,860
Cheetah
Revenue		30,356	196,640		22,002		2,070
Cost of revenues		(3,169)	(20,531)		(17,752)		(1,950)
Gross profit		27,187	176,109		4,250		120
Operating expenses
Research and development		(11,489)	(74,426)		(44,011)		(12,491)
Selling and marketing		(17)	(107)		(31)
General and administrative		(4,829)	(31,279)		(13,103)		(15,146)
Total operating expenses		(16,335)	(105,812)		(57,145)		(27,637)
Other income (expenses)
Equity in profit of subsidiaries		20,608	133,495		99,213		76,031
Interest income, net		1,107	7,169		20,908		2,494
Changes in fair value of redemption right and put options granted					3,576		11,146
Losses from equity method investments		(6)	(42)
Impairment of investments		(3,997)	(25,891)
Settlement and changes in fair value of contingent considerations		109	707		1,755		973
Foreign exchange gain (loss), net		60	389		(17)		946
Other income, net		250	1,620
Income before taxes		28,765	186,330		69,030		62,127
Income tax expenses		(1,503)	(9,734)		(1,089)		(109)
Net income attributable to Cheetah Mobile Inc.		27,262	176,596		67,941		62,018
Other comprehensive (loss) income, net of tax of nil
Unrealized gains on available-for-sale securities, net		455	2,945
Foreign currency translation adjustments		18,135	117,477		(6,918)		(8,807)
Other comprehensive income		18,590	120,422		(6,918)		(8,807)
Total comprehensive income attributable to Cheetah Mobile Inc.		$ 45,852	¥ 297,018		¥ 61,023		¥ 53,211

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows: year ended December 31, 201320142015 RMBRMBRMBUS$ Revenues 111,218 86,708 321,881 49,690Cost of revenues (9,296) (4,767) (31,316) (4,834)Research and development (4,174) (4,212) (4,500) (695)Selling and marketing (256) (27,931) (108,422) (16,737)General and administrative (2,021) (5,158) (5,072) (783)Details of the related party transactions are set out in note 16 (b) to the consolidated financial statements.